Segment reporting	9 Months Ended
Sep. 30, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2019	2018	2019	2018
	Note	€m	€m	€m	€m
Profit for the period		39.2	36.3	107.7	129.7
Taxation		11.0	10.0	41.2	39.2
Net financing costs	7	17.9	12.1	48.0	36.1
Depreciation		14.8	10.4	44.1	28.4
Amortization		1.9	2.0	5.9	5.2
EBITDA		84.8	70.8	246.9	238.6
Acquisition purchase price adjustments		—	3.6	—	5.7
Exceptional items	6	1.7	4.1	49.9	11.7
Other add-backs		9.3	5.2	19.3	19.8
Adjusted EBITDA		95.8	83.7	316.1	275.8

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €6.5 million for the three months ended September 30, 2019 (2018: €4.5 million) and €16.2 million for the nine months ended September 30, 2019 (2018: €10.9 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €2.8 million for the three months ended September 30, 2019 (2018: €0.7 million) and €3.1 million for the nine months ended September 30, 2019 (2018: €8.9 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
United Kingdom	165.0	160.8	514.8	400.1
Italy	84.2	81.3	284.1	279.9
Germany	75.1	68.9	237.3	223.9
Sweden	44.0	48.8	133.1	143.3
France	41.5	40.0	125.8	125.8
Norway	29.8	31.8	88.8	91.2
Austria	21.6	21.3	76.4	71.7
Spain	20.8	19.5	60.2	57.6
Rest of Europe	58.3	58.2	175.4	164.5
Total external revenue by geography	540.3	530.6	1,695.9	1,558.0